Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,899,707.38

Principal:
Principal Collections	$19,730,093.26
Prepayments in Full	$12,695,315.91
Liquidation Proceeds	$184,495.86
Recoveries	$8,720.46
Sub Total	$32,618,625.49
Collections	$34,518,332.87

Purchase Amounts:
Purchase Amounts Related to Principal	$90,828.86
Purchase Amounts Related to Interest	$697.36
Sub Total	$91,526.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,609,859.09

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,609,859.09
Servicing Fee	$773,703.84	$773,703.84	$0.00	$0.00	$33,836,155.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,836,155.25
Interest - Class A-2 Notes	$196,348.87	$196,348.87	$0.00	$0.00	$33,639,806.38
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$33,251,279.88
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$33,127,727.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,127,727.88
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$33,077,494.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,077,494.88
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$33,040,009.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,040,009.21
Regular Principal Payment	$40,745,132.21	$33,040,009.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$34,609,859.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,040,009.21
Total					$33,040,009.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,040,009.21	$91.42	$196,348.87	$0.54	$33,236,358.08	$91.96
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$33,040,009.21	$31.39	$796,146.04	$0.76	$33,836,155.25	$32.15

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$322,765,262.58	0.8930476	$289,725,253.37	0.8016304
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$831,805,262.58	0.7902012	$798,765,253.37	0.7588137

Pool Information
Weighted Average APR	2.560%	2.549%
Weighted Average Remaining Term	51.85	50.99
Number of Receivables Outstanding	31,033	30,385
Pool Balance	$928,444,608.21	$895,541,811.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$853,004,598.70	$822,914,797.69
Pool Factor	0.8100274	0.7813212

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$72,627,014.21
Targeted Overcollateralization Amount	$104,481,681.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,776,558.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		29	$202,062.42
(Recoveries)		2	$8,720.46
Net Loss for Current Collection Period			$193,341.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2499%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0090%
Second Prior Collection Period			0.1996%
Prior Collection Period			0.1902%
Current Collection Period			0.2544%
Four Month Average (Current and Prior Three Collection Periods)			0.1633%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		226	$556,683.92
(Cumulative Recoveries)			$8,345.46
Cumulative Net Loss for All Collection Periods			$548,338.46
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0478%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,463.20
Average Net Loss for Receivables that have experienced a Realized Loss			$2,426.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	134	$4,161,849.66
61-90 Days Delinquent	0.06%	20	$523,860.26
91-120 Days Delinquent	0.02%	6	$170,631.43
Over 120 Days Delinquent	0.01%	2	$84,937.23
Total Delinquent Receivables	0.55%	162	$4,941,278.58

Repossession Inventory:
Repossessed in the Current Collection Period		8	$312,022.85
Total Repossessed Inventory		8	$344,651.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0567%
Prior Collection Period			0.0741%
Current Collection Period			0.0922%
Three Month Average			0.0743%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0870%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	7

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$3,292,925.59
2 Months Extended	81	$3,033,391.55
3+ Months Extended	9	$276,272.24

Total Receivables Extended	176	$6,602,589.38
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer